Note 8 - Summary of Stock Options - Stock-based Compensation Expense Included in the Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	$ 21	$ 4	$ 18	$ 5
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	167	38	202	179
Allocated Share-based Compensation Expense	$ 188	$ 42	$ 220	$ 184